Cash Flow Information	12 Months Ended
Dec. 31, 2019
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Cash Flow Information
32.	CASH FLOW INFORMATION

a.	Non-cash transaction
2017

		Year Ended December 31, 2017
		NT$
		(In Millions)
Additions of property, plant and equipment		$322,493.9
Changes in other financial assets		3,634.9
Changes in payables to contractors and equipment suppliers		4,364.5
Transferred to initial carrying amount of hedged items		94.9

Payments for acquisition of property, plant and equipment		$330,588.2

Acquisition of available-for-sale financial assets		$104,086.8
Changes in accrued expenses and other current liabilities		(2,262.8)

Payments for acquisition of available-for-sale financial assets		$101,824.0

Disposal of available-for-sale financial assets		$70,862.9
Changes in other financial assets		(1,324.0)

Proceeds from disposal of available-for-sale financial assets		$69,538.9

2018 and 2019
	Years Ended December 31
	2018	2019
	NT$	NT$
	(In Millions)	(In Millions)
Additions of property, plant and equipment	$300,024.4	$564,283.0
Changes in other financial assets	1,555.4	472.5
Exchange of assets	—	(3,287.1)
Changes in payables to contractors and equipment suppliers	13,979.9	(100,963.9)
Transferred to initial carrying amount of hedged items	22.2	(82.3)

Payments for acquisition of property, plant and equipment	$315,581.9	$460,422.2

Acquisition of financial assets at FVTOCI	$100,759.6	$257,824.5
Changes in other financial assets	(23.8)	—
Changes in accrued expenses and other current liabilities	(4,323.0)	(266.3)

Payments for acquisition of financial assets at FVTOCI	$96,412.8	$257,558.2

Disposal of financial assets at FVTOCI	$90,545.1	$229,525.1
Changes in other financial assets	(3,905.8)	919.4

Proceeds from disposal of financial assets at FVTOCI	$86,639.3	$230,444.5

b.	Reconciliation of liabilities arising from financing activities

			Non-cash changes
	Balance as of January 1, 2017	Financing Cash Flow	Foreign Exchange Movement	Other Changes (Note)	Balance as of December 31, 2017
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Short-term loans	$57,958.2	$10,394.3	$(4,585.7)	$—	$63,766.8
Guarantee deposits	26,670.6	(2,872.3)	(1,609.0)	(6,108.7)	16,080.6
Bonds payable	191,193.6	(38,100.0)	(2,918.9)	26.4	150,201.1

Total	$275,822.4	$(30,578.0)	$(9,113.6)	$(6,082.3)	$230,048.5

			Non-cash changes
	Balance as of January 1, 2018	Financing Cash Flow	Foreign Exchange Movement	Other Changes (Note)	Balance as of December 31, 2018
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Short-term loans	$63,766.8	$23,923.0	$1,064.9	$—	$88,754.7
Guarantee deposits	16,080.6	(279.2)	423.5	(6,035.9)	10,189.0
Bonds payable	150,201.1	(58,024.9)	(382.9)	6.7	91,800.0

Total	$230,048.5	$(34,381.1)	$1,105.5	$(6,029.2)	$190,743.7

			Non-cash changes
	Balance as of January 1, 2019	Financing Cash Flow	Foreign Exchange Movement	Leases Modifications	Other Changes (Note)	Balance as of December 31, 2019
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Short-term loans	$88,754.7	$31,804.3	$(2,036.7)	$—	$—	$118,522.3
Guarantee deposits	10,189.0	(639.1)	4.5	—	(7,824.5)	1,729.9
Lease liabilities	19,903.6	(3,174.0)	(73.3)	419.7	240.9	17,316.9
Bonds payable	91,800.0	(34,900.0)	—	—	—	56,900.0

Total	$210,647.3	$(6,908.8)	$(2,105.5)	$419.7	$(7,583.6)	$194,469.1

Note:	Other changes include guarantee deposits refunded to customers by offsetting related accounts receivable, amortization of bonds payable and financial cost of lease liabilities.